Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 25, 2008 Five LPG Carriers [Member] USD ($)	Feb. 25, 2008 Five LPG Carriers [Member] JPY (¥)
	$ 19,321,045	$ 22,347,811	$ 37,273,199
Contractual Obligation (in Yen)				124,486,017	12,008,000,000
Contractual Obligation				124,486,017	12,008,000,000
Reduction in Contract Price, Percentage	5.00%
Advance Payments for Construction	$ 42,432,106	$ 52,797,646